Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Convertible preferred stock, par value	$ 0.001	$ 0.001
Convertible preferred stock, shares authorized	12,346,555	12,346,555
Convertible preferred stock, shares issued	12,281,553	12,281,553
Convertible preferred stock, shares outstanding	12,281,553	12,281,553
Convertible preferred stock, aggregate liquidation value	$ 132,427	$ 125,900
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	6,455,531	6,455,531
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	24,000,000	24,000,000
Common stock, shares issued	483,242	464,994
Common stock, shares outstanding	483,242	464,994